Summary of significant accounting policies (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders	116,258	101,299
Convertible Notes Payable [Member]
Potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders	24,847	43,832
Stock Options [Member]
Potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders	48,986	34,740
Restricted Stock Units [Member]
Potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders	196	65
Warrants [Member]
Potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders	20,552	21,097
Preferred Stock [Member]
Potential common shares were excluded from the calculation of diluted net income (loss) per share available to common stockholders	21,677	1,565